Filed Pursuant to Rule 497(a)

File No. 333-175624

This is neither an offer to sell nor a solicitation of an offer to buy the securities described herein. An offering is made only by a prospectus to individuals who meet minimum suitability requirements. This sales literature must be read in conjunction with a prospectus in order to understand fully all the implications and risks of the offering of securities to which it relates. A copy of the prospectus must be made available to you in connection with the offering described herein. Neither the Attorney General of the state of New York, nor any other state regulators, have passed on or endorsed the merits of this offering. Any representation to the contrary is unlawful. Please see important “Risk Factors” on the back cover of this brochure.

Sierra Income Corporation Sierra Income Corporation (“Sierra”) is a non-traded, business development company that invests in middle market companies. Our investment activities are managed by our advisor, SIC Advisors LLC. SIC Advisors LLC is an affiliate of, and wholly-owned by Medley LLC (“Medley”). capital. have typically only been available to institutional investors.a minimum of 90% of their taxable earnings to shareholders. Why Consider A Non-Traded BDC? Potential investment benefits may include: grade debt A non-traded BDC can act as a powerful tool in helping to further diversify your portfolio’s income-oriented investments.

Why Sierra? Experienced Management 1 debt investing, including transaction sourcing and structuring, credit analysis and asset management. funds as well as an NYSE-listed BDC. include endowments, foundations, pension plans and insurance companies. Medley seeks to mitigate risk by constructing broadly diversified portfolios. The chart below illustrates the 2 Sierra expects to adopt a similar strategy of broad portfolio diversification. Attractive Market Opportunity For the past 15 years, banks have consistently reduced their exposure to middle market lending.3 As a result, there is an imbalance between the financing needs of borrowers and the capital provided from lenders, creating a “lending gap” in the middle market. Sierra will seek to fill this gap by providing capital with the potential to earn attractive risk-adjusted returns. “We designed Sierra Income Corporation to provide individual investors with access to the full breadth and depth of Medley’s institutional capabilities and expertise.” Seth Taube - CEO, Sierra Income CorporationThere can be no assurance that Sierra will achieve investment results similar to Medley.1) As of April 12, 2012. 2) Past performance is no guarantee of future results. While Sierra intends to construct a portfolio that is1) As of April 12, 2012. 2) Past performance is no guarantee of future results. While Sierra intends to construct a portfolio that is 3)Review.

The Middle Market1 As a result there is an opportunity to fill this gap, provide growth capital and potentially earn attractive returns. “The success of the middle market in the coming years will have a profound impact on U.S. Source Deloitte, Mid-Market Perspectives – 2011 Report on America’s Economic EngineMiddle Market DebtInvesting in senior and subordinated middle market debt gives investors payment priority over other types of securities in the corporate capital structure. Corporate Capital StructureRisk Management Senior creditor positions Priority claim on company cash flows Priority claim on company assets Least risky positions when investing in a companySenior DebtSubordinated Debt Preferred EquityEquityCollateral Accounts receivables Inventory Real estate Corporate assets1)

The Sierra DifferenceSierra expects to create a diversified portfolio by both purchasing and originating debt investments. Purchasing existing debt to deploy capital into investments where income is a primary objective. Purchase Existing DebtOriginate New DebtOriginating new debt may provide even greater income as well as growth potential through equity participation in the borrower. Investment ProcessWhen evaluating investment opportunities, our advisor will leverage the expertise and experience of Medley. As transactions evaluated each year. We believe that applying this disciplined approach will allow Sierra to make effective investment decisions and protect investor capital. SCREENCompany Industry Market PositionANALYZEManagement Team Strength of Cash FlowSTRUCTURETerms Collateral Yield Covenants Equity ParticipationCLOSEInitiate Asset ManagementSierra seeks to deliver superior risk-adjusted returns by adheringRigorous UnderwritingThorough Due DiligenceComprehensive Portfolio DiversificationDisciplined Asset Managementhere can be no assurance that Sierra will achieve investment results similar to Medley.

Our Investment StrategyWe expect to assemble a diversified portfolio of debt investments in a wide range of growing middle market companies. We believe that our disciplined approach to investing allows us to take advantage of opportunities that offer the most favorable risk/reward characteristics. Capital Structure We will seek to invest primarily in senior debt and, to a lesser extent, subordinated debt of middle market U.S. companies. Stage of Business Lifecycle We intend to seek established businesses that have long track records of stable, positive cash flow. Company SizeWe expect to focus on companies with 1Management TeamWe intend to invest in companies with strong, experienced management teams that we believe have a clear strategic vision and a successful operating track record. Company’s Capital StructureSenior DebtSubordinated DebtPreferred EquityEquityStage of Business LifecycleEstablishedGrowingStart UpPlanningCompany SizeSmallMediumLargeManagement TeamExperiencedTransitioning NewInvestment Scenarios We Expect To Avoid New product development Information technology risk Customer concentration Lack of operating history Unproven management teams Bankruptcy Start ups Thin margins)

Sierra Income Corporation OverviewObjective1 Offering Size operations commence)Initial Price Per Share2Minimum InvestmentValuation Frequency3 Net asset value determined each quarter.Share Repurchase Program4 Liquidity Strategy We intend to seek a liquidity event within seven years following the expiration of the offering period which may include: Distribution Reinvestment Plan (DRIP) Investors can repurchase shares at 90% of closing price immediately Suitability Suitability standards generally require that an investor have either: purposes of determining the suitability of an investor, net worth in home, home furnishings and automobiles.51) There is no guarantee that these objectives will be met. 2) If our net asset value per share increases above our net proceeds per share as stated in the prospectus, we intend to sell our shares at a higher price as necessary to ensure that shares of our common stock are not sold at a price, after deduction of selling commissions and dealer manager fees, that is below our net asset value per share. In the event of a material decline in our net asset value per share, which we consider to be a 2.5% decrease below our current net offering price, and subject to certain conditions, we will reduce our offering price accordingly. 3) We intend to determine the net asset value of our investment portfolio each quarter. Securities that are publicly-traded will be valued at the reported closing price on the valuation date. Securities that are not publicly-traded will be valued at fair value as determined in good faith by our board of directors. 4) We currently intend to limit the number of shares to be repurchased during any calendar year to the number of shares we can repurchase with the proceeds we receive from the sale of shares of our common stock under our distribution reinvestment plan. We will limit repurchases in each quarter to 2.5% of the weighted average number of shares of our common stock outstanding in the prior four calendar quarters. To the extent that the number of shares submitted to us for repurchase exceeds the number of shares that we are able to purchase, we will repurchase shares on a pro rata basis, not on a 5)

Sierra Income CorporationRisk FactorsAn investment in our common stock involves a high degree of risk and may be considered speculative. You should carefully consider the information found in “Risk Factors” before deciding to invest in shares of our common stock. Risks involved in an investment in us include (among others) the following: (1) We are a new company and have no operating history. In addition, we have not identified specific investments that we will make with the proceeds of this offering. As a result, this offering may be deemed to be a “blind pool” offering and you will not have the opportunity to evaluate historical data or assess any investments prior to purchasing shares of our common stock. (2) Economic activity in the United States was impacted by the global financial crisis of 2008 and has yet to fully recover. These conditions may make it more difficult for us to achieve our investment objectives. (3) Our shares will not be listed on a national securities exchange for the foreseeable future, which means there will be no public market for our securities during the offering period. You will have limited ability to sell your shares. (4) There are substantial conflicts among the interests of our investors, our interests and the interests of our advisor, dealer manager and our respective affiliates regarding compensation, investment opportunities and management resources. (5) Our board of directors may change our operating policies and strategies without prior notice or stockholder approval, the effects of which may be adverse to stockholders. (6) Our dealer manager also serves as the dealer manager for the distribution of securities of other issuers, and may experience conflicts of interest as a result. (7) While we intend to repurchase a limited number of our common stock pursuant to our share repurchase program beginning with the first calendar quarter following the one-year anniversary of achieving the minimum offering requirement, we may suspend or terminate the share repurchase program at any time. (8) Our investment in prospective portfolio companies may be risky, and we could lose all or part of our investment. (9) The amount of any distributions we may make is uncertain. Our distribution proceeds may exceed our earnings, particularly during the period before we have substantially invested the net proceeds from this offering. Therefore, portions of the distributions that we make may represent a return of capital to you for tax purposes. (10) We intend to qualify as a RIC but may fail to do so. Such failure would subject us to federal income tax on all of our income, which would have a material adverse effect on our financial performance. (11) A significant portion of our portfolio will be recorded at fair value as determined in good faith by our board of directors and, as a result, there will be uncertainty as to the value of our portfolio investments. (12) We have not established any limit on the extent to which we may use borrowings, our equity capital, or proceeds from this offering to fund distributions to stockholders, which may reduce the amount of capital we ultimately invest in assets, and there can be no assurances that we will be able to sustain distributions at any particular level. Our distributions may exceed our earnings, which we refer to as a return of capital, particularly during the period before we have substantially invested the net proceeds from this offering, which may result in commensurate reductions in net asset value per share. Accordingly, stockholders who receive the payment of a dividend or other distribution from us should not assume that such dividend or other distribution is the result of a net profit earned by us. (13) This is a “best efforts” offering and, if we are unable to raise substantial funds then we will be more limited in the number and type of investments we may make. As a result, our ability to diversify will be constrained. (14) Our investments may include original issue discount instruments. To the extent original issue discount constitutes a portion of our income, we will be exposed to typical risks associated with such income being required to be included in taxable and accounting income prior to receipt of cash representing such income. www.scdistributors.com9/12SI0001-C